PROPERTY AND EQUIPMENT Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization expense relating to property and equipment	$ 14,032	$ 12,492	$ 8,479